LANDFILL CLOSURE AND POST-CLOSURE OBLIGATIONS - Changes in Period (Details) - Landfill closure and post-closure obligations - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in other provisions [abstract]
Beginning balance	$ 1,050.4	$ 952.2
Acquisitions via business combinations	14.9	16.5
Adjustment related to prior year acquisitions	0.4	0.0
Disposals	0.0	(1.2)
Provisions	141.8	90.4
Adjustment for discount and inflation rates	0.8	(89.2)
Accretion	53.9	41.5
Expenditures	(45.4)	(37.0)
Changes in foreign exchange	(46.3)	77.2
Ending balance	1,170.5	1,050.4
Less: Current portion of landfill closure and post-closure obligations	(44.0)	(51.7)
Non-current portion of landfill closure and post-closure obligations	$ 1,126.5	$ 998.7